Sep. 30, 2023
ClearShares OCIO ETF
ClearShares OCIO ETF
Investment Objective
The ClearShares OCIO ETF (the “Fund”) seeks to outperform a traditional 60/40 mix of global equity and fixed income investments.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.65%
Less Fee Waiver[2]	0.01%
Total Annual Fund Operating Expenses Less Fee Waiver	0.64%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed in the table above is reflected only for the first year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$207	$361	$809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2023, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed “fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Investments”), that provide exposure to a broad range of asset classes. The Underlying Investments may invest in equity securities of U.S. or foreign companies, debt obligations of U.S. or foreign companies or governments, or other assets. The Fund may also invest directly in such U.S. equity securities. The Fund allocates its assets across asset classes, industries, and geographic regions, subject to certain diversification and liquidity considerations. The Underlying Investments may provide exposure to foreign countries, including emerging markets.
The Fund is expected to typically invest approximately 40% to 70% of its total assets in equity securities (of any market capitalization), either through Underlying Investments that principally invest in U.S. or foreign equity securities, or directly in U.S. equity securities. Such Underlying Investments may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy, or in broader swaths of domestic, foreign, or global equity markets. Underlying Investments used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Investments used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”).
The Fund is expected to typically invest approximately 20% to 50% of its total assets in Underlying Investments that principally invest in debt obligations. Such Underlying Investments may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), mortgage debt, and structured debt, such as asset-backed securities. Such Underlying Investments may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt in which Underlying Investments may invest.
Blueprint Investment Partners LLC, the Fund’s investment sub-adviser (“Blueprint” or the “Sub-Adviser”), uses both “top-down” and “bottom-up” analyses in determining whether to purchase or sell a particular Underlying Investment or individual security.
The Sub-Adviser’s quantitative trend-based analysis focuses on identifying the investment styles, sectors, geographic regions and asset classes with the greatest potential for positive absolute returns and the highest returns relative to other styles, sectors, regions, and asset classes. Additionally, the Sub-Adviser’s analysis seeks to identify markets, asset classes, and strategies that are likely to encounter headwinds (i.e., negative economic factors) and negative returns over the next three to twelve months. The factors incorporated into the Sub-Adviser’s quantitative analysis include the price series and trend of each holding, credit spread levels (i.e., differences in yields among bonds of similar maturities but varying credit qualities), market volatility, the shape of the yield curve, energy prices, market correlations, and currency exchange rates amongst others.
The Sub-Adviser’s bottom-up fundamental analysis employs a rigorous research process designed to identify those asset classes with attractive absolute values and values relative to other asset classes. The valuation metrics and factors included in such analysis for equity-based Underlying Investments and individual securities include volatility, correlation, expected return, and dividend yields. For debt-based Underlying Investments and individual securities, the metrics used in such analysis include yield, credit spreads, duration, credit quality, and geographic location of issuers.
The Sub-Adviser selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark. The Sub-Adviser may adjust the Fund’s allocation to Underlying Investments as often as daily to take advantage of return opportunities or to avoid perceived downside market risks. The size of the Fund’s allocation to a particular Underlying Investment or a specific industry, sector, or region will generally reflect whether the Sub-Adviser considers the investment opportunity to be a shorter-term tactical investment (a medium conviction idea) or a longer-term cyclical opportunity (a high conviction idea).
Underlying Investments do not include ETFs or ETPs that employ high levels of leverage, derivatives, or illiquid investments or that seek to return the inverse of an underlying index or benchmark. The Fund will typically invest no more than 5% of its total assets in any single Underlying Investment or individual security.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Asset Allocation Risk. The Fund may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies for short or long periods of time.
•Currency Exchange Rate Risk. The Fund may invest in Underlying Investments that invest primarily in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of such investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Emerging Markets Risk. The Fund’s Underlying Investments that provide exposure to securities traded in developing or emerging markets, and individual securities with such exposure, may involve substantial risk with respect to such securities due to limited information; different accounting, auditing, and financial reporting standards; a country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization, or other adverse political or economic developments. Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have failed to recognize private property rights in the past and, at times, have nationalized or expropriated the assets of private companies.
•Equity Market Risk. The Fund may invest directly or in Underlying Investments that invest primarily in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund or its Underlying Investment invest. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The Fund may invest in Underlying Investments that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
◦Variable and Floating Rate Instrument Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Foreign Securities Risk. The Fund may invest in Underlying Investments that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.
•Government Obligations Risk. The Fund may invest in Underlying Investments that primarily invest in securities issued by the U.S. or other governments. There can be no guarantee that the United States or another country will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
•High-Yield Securities Risk. The Fund may invest in Underlying Investments that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high-yield securities are speculative, high risk investments that may cause income and principal losses for the Fund or its Underlying Investments and, consequently, negatively affect the value of the Fund. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.
•Investment Company Risk. The risks of investing in investment companies, such as the Underlying Investments, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•MLP Risk. The Fund may invest in Underlying Investments that principally invest in MLPs. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.
•Mortgage- and Asset-Backed Securities Risk. The Fund may invest in Underlying Investments that principally invest in mortgage- and asset-backed securities. Such securities are subject to credit, interest rate, prepayment, and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.
•REIT Investment Risk. The Fund may invest in Underlying Investments that primarily invest in REITs. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.
•Sector Risk. To the extent the Fund invests, either directly or through Underlying Investments, more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result the Fund may lose money.
•Small and Mid-Sized Company Stock Risk. The Fund may invest directly or in Underlying Investments that primarily invest in the common stock of small- or mid-sized companies. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clear-shares.com.
Calendar Year Total Return

For the year-to-date period ended June 30, 2023, the Fund’s total return was 7.28%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.43% for the quarter ended June 30, 2020 and the lowest quarterly return was -13.08% for the quarter ended March 31, 2020.
Average Annual Total Returns For the Period Ended December 31, 2022

ClearShares OCIO ETF	1 Year	5 Years	Since Inception (6/26/17)
Return Before Taxes	-12.24%	3.88%	4.81%
Return After Taxes on Distributions	-12.96%	3.13%	4.07%
Return After Taxes on Distributions and Sale of Shares	-6.84%	2.89%	3.63%
S&P Target Risk Growth Index (reflects no deduction for fees, expenses, or taxes)	-15.27%	3.48%	4.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
ClearShares Ultra-Short Maturity ETF
ClearShares Ultra-Short Maturity ETF
Investment Objective
The ClearShares Ultra-Short Maturity ETF (the “Fund”) seeks current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended May 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in repurchase agreements collateralized by U.S. government securities. The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per share.
A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof) from a seller. At the time of purchase, the seller (usually a commercial bank, broker, or dealer) agrees to repurchase the underlying security at a mutually agreed-upon price on a designated future date (normally, the next business day). The securities acquired by the Fund pursuant to repurchase agreement transactions will generally have a total value (including accrued interest earned thereon) in excess of the repurchase agreement’s value and will be held by the Fund’s custodian until the securities are repurchased. As a result, repurchase agreements may be considered a loan collateralized by securities.
The Fund may also invest in U.S. government securities, such as U.S. Treasuries and U.S. agency securities, which may include mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government, federal agencies, or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
The effective duration of the Fund’s portfolio will be one year or less, and the dollar-weighted average maturity of the Fund’s portfolio will be less than one year. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates and a higher duration indicates greater sensitivity to interest rates. Weighted average maturity refers to the length of time until a bond’s principal is repaid with interest.
The Fund’s portfolio may also include cash and cash equivalents, as well as investments in ETFs and other investment companies that provide exposure to securities similar to those securities in which the Fund may invest in directly. While the Fund will invest, under normal circumstances, in a conservative, liquid portfolio, the Fund may invest up to 15% of net assets in illiquid investments, including illiquid repurchase agreements.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including Fannie Mae and Freddie Mac. Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.
•ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The Fund invests in fixed income securities, such as bonds and certain asset-backed securities, that involve certain risks, including:
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
•Government Obligations Risk. The Fund invests in securities issued, sponsored, or guaranteed by the U.S. government, its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities where it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
•Illiquid Investments Risks. The Fund may invest in repurchase agreements that are deemed illiquid because they cannot be expected to be sold or disposed of in current market conditions, within seven calendar days, without significantly impacting the market value of the investment. The Fund could lose money if it is unable to dispose of such investments at a time or price that is most beneficial to the Fund.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of debt securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•Mortgage-Backed Securities Risk. The Fund invests in MBS issued or guaranteed by the U.S. government. Such securities are subject to credit, interest rate, prepayment, and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain MBS.
•Repurchase Agreement Risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.clear-shares.com.
Calendar Year Total Return

For the year-to-date period ended June 30, 2023, the Fund’s total return was 2.36%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 0.92% for the quarter ended December 31, 2022 and the lowest quarterly return was 0.07% for the quarter ended March 31, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

ClearShares Ultra-Short Maturity ETF	1 Year	Since Inception (7/10/18)
Return Before Taxes	1.74%	1.30%
Return After Taxes on Distributions	1.03%	0.77%
Return After Taxes on Distributions and Sale of Shares	1.02%	0.77%
ICE BofA Merrill Lynch 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.47%	1.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
ClearShares Piton Intermediate Fixed Income ETF
ClearShares Piton Intermediate Fixed Income ETF
Investment Objective
The ClearShares Piton Intermediate Fixed Income ETF (the “Fund”) seeks current income consistent with the long term preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2023, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in debt securities and other instruments that have economic characteristics similar to such securities. The Fund principally invests in U.S.-dollar denominated, investment-grade securities and seeks to typically maintain a dollar-weighted average portfolio maturity of zero to ten years. The Fund may invest in instruments with a range of maturities, including short-, medium- or long-term maturities.
The Fund seeks to typically maintain an average portfolio duration of three to five years. Duration is the weighted-average time in years for an investor to recoup the cost of an investment from the cash flows associated with a bond or portfolio of bonds. It can be used as a measure of price sensitivity to changes in yields or interest rates with a lower duration indicating less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.
Piton Investment Management, L.P. (“Piton” or the “Sub-Adviser”) selects securities for the Fund’s portfolio based on its analysis of how an instrument contributes to the Fund’s overall credit, liquidity, duration, and interest rate risks. The Sub-Adviser will generally select instruments from issuers with at least $1 billion in outstanding debt issuances.
Piton’s approach to identifying attractive securities for the Fund includes a top-down macroeconomic investment thesis and bottom-up security analysis to drive investment decisions. The firm’s investment thesis is generally derived from consideration of core macroeconomic factors such as economic data and trends, monetary, fiscal, and regulatory policy measures, market valuations and volatility, inflation, supply and demand, and intangible elements that Piton believes may influence markets. Piton’s portfolio management team then combines its assessment of the above information into the team’s outlook for interest rates, sector strengths or weaknesses, and liquidity, along with external research to set the current thesis. The combined analysis determines the overall risk profile for the Fund, including its targeted duration range, relative asset allocation decisions, and credit exposure. This investment thesis is typically revisited weekly as part of the ongoing management of the Fund.
Once the Fund’s investment thesis is identified, Piton’s portfolio management team conducts an analysis of individual securities or issuers to screen to identify appropriate investment opportunities at the individual security level. The investment team narrows the list of potential investments based on a variety of screens, including forward-looking assessments of a security’s contribution to the Fund’s duration and sector allocation.
The Fund may invest in a variety of fixed income instruments with a fixed or floating (variable) interest rate. The Fund’s investments may include investment-grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments may also include cash and cash equivalents, money market mutual funds, taxable or tax-exempt municipal securities, and shares of other ETFs that principally invest in debt securities.
“Investment-grade” debt securities are those rated “Baa3” or “BBB-” or better by Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P), each of which is a nationally recognized statistical ratings organization. The Fund may also invest in unrated securities, in which case the Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality.
The Fund will generally limit its investment in securities issued by a single issuer to 10% of the Fund’s total assets.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Fund and negatively impact Fund performance.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Below are several specific risks associated with investments in fixed income securities.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Maturity Risk. The value of fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated and the proceeds may have to be invested in securities with lower yields.
◦Variable and Floating Rate Instrument Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Further, not all obligations issued by a U.S. government-related entity are backed by the full faith and credit of the U.S. government. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
•Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•LIBOR Transition Risk. To the extent that a debt security continues to use the London Inter-Bank Offered Rate (“LIBOR”) as a benchmark or reference rate for interest rate calculations, such security is subject to risks related to the transition from LIBOR to the Secured Overnight Funding Rate (“SOFR”). SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States after June 30, 2023. However, there remains uncertainty regarding the new replacement rate as well as the impact of the transition from LIBOR on the Fund and the financial markets generally. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates, and a reduction in the values of some LIBOR-based investments, all of which could impact the Fund.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of debt securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•Mortgage- and Asset-Backed Securities Risk. The Fund may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
•Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.
•Rating Agencies Risks. Ratings are not an absolute standard of quality. Ratings are general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular group of industries or sector. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.
•Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clear-shares.com.
Calendar Year Total Return

For the year-to-date period ended June 30, 2023, the Fund’s total return was 1.37%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 1.32% for the quarter ended December 31, 2022 and the lowest quarterly return was -3.54% for the quarter ended March 31, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

ClearShares Piton Intermediate Fixed Income ETF	1 Year	Since Inception (10/1/20)
Return Before Taxes	-7.08%	-3.70%
Return After Taxes on Distributions	-7.53%	-3.96%
Return After Taxes on Distributions and Sale of Shares	-4.19%	-2.91%
Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	-8.23%	-4.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.